SUMMARY OF INVESTMENT IN UNCONSOLIDATED ENTITIES (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Impairment Effects on Earnings Per Share [Line Items]
Subtotal	$ 1,715,727	$ 6,600,940
Less, allowance for impairment losses	(1,537,000)	(1,537,000)
Investments	178,727	5,063,940
GNTW Stock Warrant [Member]
Impairment Effects on Earnings Per Share [Line Items]
Subtotal	126,000	3,570,000
GNTW Common Stock [Member]
Impairment Effects on Earnings Per Share [Line Items]
Subtotal	13,876	393,141
Stemtech Convertible Note [Member]
Impairment Effects on Earnings Per Share [Line Items]
Subtotal	38,851	1,100,799
Moji Life LLC [Member]
Impairment Effects on Earnings Per Share [Line Items]
Subtotal	$ 1,537,000	$ 1,537,000